NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net (loss) income	$ (246,487)	$ (2,146,318)	$ 47,312
Weighted average shares outstanding - basic (in shares)	379,863	340,647	207,263
Add: Dilutive share-based compensation awards (in shares)	0	0	26,042
Weighted average shares outstanding - diluted (in shares)	379,863	340,647	233,305
Net (loss) income per share - basic (in dollars per share)	$ (0.65)	$ (6.30)	$ 0.23
Net (loss) income per share - diluted (in dollars per share)	$ (0.65)	$ (6.30)	$ 0.20